Goodwill And Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Intangible Assets and Goodwill [Table Text Block]
	December 31,
	2012	2011
Licenses	453	412
Trade name and trademark	658	723
Patents	412	412
Organization costs	363	363
Total gross value	1,886	1,910
Less: accumulated amortization	(1,814)	(1,843)
Total	71	68